S000000852 [Member] Annual Fund Operating Expenses - Parnassus Mid Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	0.02%
Net Expenses (as a percentage of Assets)	0.80%	[1]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	0.02%
Net Expenses (as a percentage of Assets)	0.68%	[1]

[1]	The investment adviser has contractually agreed to reimburse the Fund for expenses to the extent necessary to limit total annual fund operating expenses to 0.80% of net assets for the Parnassus Mid Cap Growth Fund—Investor Shares and to 0.68% of net assets for the Parnassus Mid Cap Growth Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2027 and may be continued indefinitely by the investment adviser on a year‑to‑year basis.